Document and Entity Information	Aug. 23, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001722010
Document Type	8-K
Document Period End Date	Aug. 23, 2024
Entity Registrant Name	OP BANCORP
Entity Incorporation State Country Code	CA
Entity File Number	000-38437
Entity Tax Identification Number	81-3114676
Entity Address, Address Line One	1000 Wilshire
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	(213)
Local Phone Number	892-9999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	OPBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false